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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 12/31/2004
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                12/31/2004
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                                As of 12/31/2004

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.
Asset Types listed include 010, 020, 030, 035, 080.
Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                                               Voting Authority
                                                                           Market             Investment ---------------------------
                                                                            Value      Units    Powers      Full    Partial   None
                                                                       -------------- ------- ---------- ---------- ------- --------
ABBOTT LABS                     Common Stock                 002824100 $ 1,299,062.55  27,847    FULL     27,147.00   0.00    700.00

ABBOTT LABS                     Common Stock                 002824100 $   279,386.85   5,989   PARTIAL    5,014.00   0.00    975.00

AIR PRODS & CHEMS INC           Common Stock                 009158106 $   284,053.00   4,900    FULL      4,900.00   0.00      0.00

AMERICAN INTL GROUP INC         Common Stock                 026874107 $   993,455.82  15,128    FULL     14,496.00   0.00    632.00

AMGEN INC                       Common Stock                 031162100 $   311,961.45   4,863    FULL      4,613.00   0.00    250.00

AUTOMATIC DATA PROCESSING INCOM Common Stock                 053015103 $   426,957.45   9,627    FULL      9,127.00   0.00    500.00

BP P.L.C.                       American Depository Receipts 055622104 $   600,176.80  10,277    FULL     10,277.00   0.00      0.00

BANK OF AMERICA CORPORATION COM Common Stock                 060505104 $   767,017.77  16,323    FULL     15,723.00   0.00    600.00

BANK OF AMERICA CORPORATION COM Common Stock                 060505104 $   263,050.02   5,598   PARTIAL    5,398.00   0.00    200.00

BELLSOUTH CORP                  Common Stock                 079860102 $   316,111.25  11,375    FULL     10,442.00   0.00    933.00

CHEVRONTEXACO CORP              Common Stock                 166764100 $   493,068.90   9,390    FULL      8,154.00   0.00  1,236.00

CISCO SYS INC                   Common Stock                 17275R102 $   582,884.41  30,170    FULL     28,520.00   0.00  1,650.00

CITIGROUP INC                   Common Stock                 172967101 $   723,904.50  15,025    FULL     14,625.00   0.00    400.00

CITIGROUP INC                   Common Stock                 172967101 $   247,067.04   5,128   PARTIAL    5,128.00   0.00      0.00

DELL INC                        Common Stock                 24702R101 $   629,276.62  14,933    FULL     14,181.00   0.00    752.00

DOMINION RES INC VA NEW         Common Stock                 25746U109 $   368,505.60   5,440    FULL      5,017.00   0.00    423.00

ECOLAB INC                      Common Stock                 278865100 $   279,283.50   7,950    FULL      7,950.00   0.00      0.00

EMERSON ELEC CO                 Common Stock                 291011104 $   259,370.00   3,700    FULL      3,700.00   0.00      0.00

EXXON MOBIL CORP                Common Stock                 30231G102 $ 3,682,825.95  71,846    FULL     70,958.00   0.00    888.00

EXXON MOBIL CORP                Common Stock                 30231G102 $   695,885.10  13,576   PARTIAL   13,575.60   0.00      0.00

FPL GROUP INC                   Common Stock                 302571104 $   371,507.50   4,970    FULL      4,563.00   0.00    407.00

FIFTH THIRD BANCORP             Common Stock                 316773100 $   360,426.00   7,620    FULL      7,620.00   0.00      0.00

GANNETT INC                     Common Stock                 364730101 $   226,717.50   2,775    FULL      2,375.00   0.00    400.00

GENERAL ELEC CO                 Common Stock                 369604103 $ 3,924,699.00 107,526    FULL    101,726.00   0.00  5,800.00

GENERAL ELEC CO                 Common Stock                 369604103 $   956,190.50  26,197   PARTIAL   23,487.00   0.00  2,710.00

GENERAL MLS INC                 Common Stock                 370334104 $   252,825.06   5,086    FULL      5,086.00   0.00      0.00

HOME DEPOT INC                  Common Stock                 437076102 $   747,437.12  17,488    FULL     15,336.00   0.00  2,152.00

ILLINOIS TOOL WKS INC           Common Stock                 452308109 $   287,493.36   3,102    FULL      2,976.00   0.00    126.00

INTEL CORP                      Common Stock                 458140100 $   408,061.94  17,446    FULL     15,846.00   0.00  1,600.00

INTERNATIONAL BUSINESS MACHSCOM Common Stock                 459200101 $   535,190.82   5,429    FULL      4,762.00   0.00    667.00

JOHNSON & JOHNSON               Common Stock                 478160104 $ 1,117,396.98  17,619    FULL     16,108.00   0.00  1,511.00

JOHNSON & JOHNSON               Common Stock                 478160104 $   215,691.42   3,401   PARTIAL    2,601.00   0.00    800.00

MARSH & MCLENNAN COS INC        Common Stock                 571748102 $   210,560.00   6,400    FULL      6,400.00   0.00      0.00

MASCO CORP                      Common Stock                 574599106 $   358,907.25   9,825    FULL      9,325.00   0.00    500.00

MICROSOFT CORP                  Common Stock                 594918104 $   662,415.52  24,791    FULL     23,637.00   0.00  1,154.00

MORGAN STANLEY                  Common Stock                 617446448 $   481,969.12   8,681    FULL      8,021.00   0.00    660.00

PATTERSON COS INC               Common Stock                 703395103 $   236,475.50   5,450    FULL      4,850.00   0.00    600.00

PEPSICO INC                     Common Stock                 713448108 $ 1,028,444.40  19,702    FULL     18,902.00   0.00    800.00

PEPSICO INC                     Common Stock                 713448108 $   220,075.20   4,216   PARTIAL    4,216.00   0.00      0.00

PFIZER INC                      Common Stock                 717081103 $   860,990.91  32,019     FULL    30,719.00   0.00  1,300.00

PFIZER INC                      Common Stock                 717081103 $   255,186.10   9,490   PARTIAL    9,490.00   0.00      0.00

PROCTER & GAMBLE CO             Common Stock                 742718109 $   900,833.40  16,355     FULL    16,155.00   0.00    200.00

PROCTER & GAMBLE CO             Common Stock                 742718109 $   237,945.60   4,320   PARTIAL    4,320.00   0.00      0.00

ROYAL DUTCH PETE CO NY          American Depository Receipts 780257804 $   223,782.00   3,900     FULL     3,500.00   0.00    400.00

SBC COMMUNICATIONS INC          Common Stock                 78387G103 $   395,724.12  15,356     FULL    13,435.00   0.00  1,921.00

STAPLES INC                     Common Stock                 855030102 $   665,772.50  19,750     FULL    18,850.00   0.00    900.00

STATE STR CORP                  Common Stock                 857477103 $   217,356.00   4,425     FULL     4,425.00   0.00      0.00

SUNLIFE FINANCIAL OF CANADA     Common Stock                 866796105 $   486,598.32  14,508     FULL    14,508.00   0.00      0.00

SUDBAY CHRYSLER TRUST           Common Stock                 87507U991 $   421,501.99     700     FULL       700.00   0.00      0.00

TEVA PHARMACEUTICAL INDUSTRIES
   LTD                          American Depository Receipts 881624209 $   262,768.00   8,800     FULL     8,200.00   0.00    600.00

3M CO                           Common Stock                 88579Y101 $   466,157.60   5,680     FULL     5,680.00   0.00      0.00

UNITED TECHNOLOGIES CORP        Common Stock                 913017109 $   396,347.25   3,835     FULL     3,835.00   0.00      0.00

VERIZON COMMUNICATIONS          Common Stock                 92343V104 $ 1,076,472.26  26,573     FULL    25,394.00   0.00  1,179.00

VERIZON COMMUNICATIONS          Common Stock                 92343V104 $   326,014.77   8,048   PARTIAL    7,812.76   0.00    235.00

WACHOVIA CORP 2ND NEW           Common Stock                 929903102 $   663,128.20  12,607     FULL    12,607.00   0.00      0.00

WACHOVIA ""DEPS"" PFD"          Preferred Stock              929903201 $        25.17  25,176     FULL    25,176.00   0.00      0.00

WAL MART STORES INC             Common Stock                 931142103 $   588,467.62  11,141     FULL    11,141.00   0.00      0.00

WELLS FARGO & CO NEW            Common Stock                 949746101 $   314,479.00   5,060     FULL     4,560.00   0.00    500.00

WELLS FARGO & CO NEW            Common Stock                 949746101 $   477,001.25   7,675   PARTIAL    7,675.00   0.00      0.00

WYETH                           Common Stock                 983024100 $   776,628.65  18,235     FULL    18,235.00   0.00      0.00

                                Grand Total                            $36,118,969.48 840,461

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